Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 4,339,736	$ 3,093,612
Receivables	490,580	649,612
Inventory	1,459,621	1,596,536
Prepaids and Deposits	1,073,936	1,342,215
Total current assets	7,363,873	6,681,975
Equipment	600,365	680,801
Intangible assets	53,605	56,426
Investments	178,357	189,403
Receivable	156,200
Right of use assets	638,148	721,687
TOTAL ASSETS	8,990,548	8,330,292
Current Liabilities
Trade payables and accrued liabilities	2,396,936	2,638,981
Customer deposits	62,394	104,715
Deferred income	16,439	12,112
Loans payable	3,373	85,058
Derivative liability	4,033,574	4,196,125
Lease liabilities	316,931	362,001
Total current liabilities	6,829,647	7,398,992
Non-current Liabilities
Deferred Income	91,463	95,562
Lease liabilities	390,911	428,022
TOTAL LIABILITIES	7,312,021	7,922,576
SHAREHOLDERS’ EQUITY
Share capital	100,023,862	97,070,976
Reserve – share-based payments	7,072,480	6,870,139
Accumulated deficit	(105,452,164)	(103,588,356)
Accumulated other comprehensive income	34,349	54,957
TOTAL SHAREHOLDERS’ EQUITY	1,678,527	407,716
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,990,548	$ 8,330,292